Valuation results and net trading income	12 Months Ended
Dec. 31, 2021
Valuation results and net trading income [Abstract]
Valuation results and net trading income
22

Valuation results and net trading income
Valuation results and net trading income
in EUR million 2021 2020 2019
Securities trading results 787 -500 974
Derivatives trading results -554 701 -998
Other trading results 84 72 117
Change in fair value of derivatives relating to
–

fair value hedges

-1,317 538 507
–

cash flow hedges (ineffective portion)
1 -5 47
–

other non-trading derivatives

1,179 -90 -732
Change in fair value of assets and liabilities (hedged items) 1,330 -541 -518
Valuation results on assets and liabilities designated at FVPL

(excluding trading)
-13 -123 -358
Foreign exchange transactions results 567 422 801
2,065 474 -159
Changes in Valuation results and net trading income in 2021 compared to 2020 are the result of increased yield curves in 2021 versus decreased yield curves in 2020.
Securities trading results includes the results of market making in instruments such as government securities,
equity securities, corporate debt securities, money-market instruments. Derivatives trading results includes the results of derivatives such as interest rate swaps, options, futures, and forward contracts.

Trading gains and losses relating to trading securities still held as at 31 December 2021 amount to EUR -268 million (2020: EUR -690

million; 2019: EUR
-82

million).
The majority of the risks involved in security and currency trading is economically hedged with derivatives. The
securities trading results are partly offset by results on these derivatives. The result of these derivatives is included in Derivatives trading results.

Other trading results include the results of trading loans and funds entrusted.

Foreign exchange transactions results include gains and losses from spot and forward contracts, options, futures, and translated foreign currency assets and liabilities. The result on currency trading is included in foreign exchange transactions results.
Net trading income relates to trading assets and trading liabilities which include assets and liabilities that are
classified under IFRS as Trading but are closely related to servicing the needs of the clients of ING. ING offers products that are traded on the financial markets to institutional clients, corporate clients, and governments. ING
Group’s trading books are managed based on internal limits and comprise a mix of products with results which could be offset. A significant part of the derivatives in the trading portfolio are related to servicing corporate clients in their risk management to hedge for example currency or interest rate exposures. From a risk perspective, the gross amount of trading assets must be considered together with the gross amount of trading liabilities, which are presented separately on the statement of financial position. However, IFRS does not always allow netting of these positions in the statement of financial position. Reference is made to Note 4 ‘Financial assets at fair value through profit or loss’ and Note 14 ‘Financial liabilities at fair value through profit or loss’ for information on trading assets and trading liabilities respectively.
‘Valuation results and net trading income’ include the fair value movements on derivatives (used for both hedge accounting and economically hedging exposures) as well as the changes in the fair value of assets and liabilities
included in hedging relationships as hedged items. Reference is made to Note 40 ‘Derivatives and hedge accounting’ for information on derivatives used for hedge accounting.

In general, the fair value movements are influenced by changes in the market conditions, such as stock prices, credit spreads, interest rates and currency exchange rates. The Covid-19 pandemic is still ongoing, but markets have recovered and stabilised further during 2021 and volatility has largely returned to pre-pandemic levels.

Furthermore, derivatives trading results is also impacted by fair value movements arising from changes in credit spreads (CVA and DVA), bid offer spreads, model risk and incremental cost of funding on derivatives (FVA and
CollVA).

Spreads tightened in 2021 compared to 2020 and the fair value changes decreased.
In 2021, Derivatives trading results include EUR 98

million CVA/DVA adjustments on trading derivatives (2020:
EUR 17

million; 2019: EUR
39

million).

‘Valuation results on assets and liabilities designated at fair value through profit or loss (excluding trading)’
include fair value changes on financial assets and financial liabilities driven by changed market conditions. Refer
to Note 4 'Financial assets at fair value through profit or loss' and to Note 14 ‘Financial liabilities at fair value
through profit or loss’.
In addition, ‘Valuation results on assets and liabilities designated at fair value through profit or loss (excluding trading)’ include fair value adjustments on own issued notes amounting to EUR 65 million (2020: EUR
-1

million;
2019: EUR -424

million).
Interest income from trading assets in 2021 amounted to EUR 13,737 million (2020: EUR

13,412

million; 2019:
15,187

million). Interest expense from trading liabilities in 2021

amounted to EUR
14,079

million (2020: EUR
13,052

million; 2019:
14,922

million).